BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

May 9, 2019

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Harbor VUL Flexible Premium Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company

Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6.  The enclosed relates to a variable life insurance policy, designated as Pacific Harbor VUL (“Harbor”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Harbor. The prospectus for Harbor is based on, and is substantially similar to the Pacific Prime VUL Flexible Premium Variable Life Insurance Policy (“Prime”), File No. 333-172851 and the Pacific Select VUL Flexible Premium Variable Life Insurance Policy (“PS VUL”), File No. 333-150092. The Staff previously reviewed the Prime disclosure in connection with its review of the initial registration statement filed March 16, 2011; pre-effective amendment No. 1 filed May 27, 2011, and pre-effective amendment No. 2 filed June 20, 2011. The Staff previously reviewed the PS VUL disclosure in connection with its review of Post-Effective Amendment No. 16, File No. 333-150992, filed October 19, 2012. The Staff also previously reviewed the Premier LTC Rider disclosure in Prime in connection with Post-Effective Amendment No. 9, filed on July 11, 2016. Additional features and optional riders were previously reviewed and are referenced below.

By copy of this letter, we are sending an electronic copy of the Harbor prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prime prospectus and SAI. The prospectus disclosure included in Harbor differs materially as follows:

1.            Pricing changes due to the 2017 Commissioners’ Standard Ordinary (CSO) mortality table updates (primary reason for replacing the existing Prime product).

2.            Reducing the number of available variable investment options and offering lower fee share classes.

3.            Addition of an Asset Charge based on unloaned Accumulated Value.

4.            The following optional benefit riders are new:

a.             Flexible Duration No Lapse Guarantee Rider

b.            Premier Living Benefits Rider 2

Securities and Exchange Commission

Registration Statement for Pacific Harbor VUL on behalf of Pacific Life

May 9, 2019

i.    Updated to include Terminal Illness Benefits, the Staff previously reviewed previous rider version (Premier Living Benefits Rider) in connection with Post-Effective Amendment No. 16, filed October 19, 2012 with PS VUL (333-150992).

5.            The following previously reviewed optional benefit riders have been added to this product;

a.             Conversion Rider, previously reviewed in connection with Post-Effective Amendment No. 9, filed on February 7, 2014, with Pacific Select Surviorship VUL (333-153022),

b.            Short Term No Lapse Guarantee Rider, previously reviewed in connection with Post-Effective Amendment No. 16, filed with PS VUL (333-150092).

c.             Overloan Protection 3 Rider, previously reviewed in connection with Post-Effective Amendment No. 23, filed on February 24, 2015, with Pacific Select VUL – Accumulation (333-150092).

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.

In addition, this Harbor filing is being made in conjunction with other initial N-6 filings for the following products: Pacific Select VUL 2, MVP VUL 11, and MVP VUL 11 LTP. The Pacific Habor product shares the same policy design as Pacific Select VUL 2. The primary difference between the products are charges, investment option line-up, and available riders. I will also send an electronic copy of the Harbor prospectus and SAI comparing each document against the PS VUL 2 version.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/Brandon J. Cage

Brandon J. Cage